CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 11,560,319	$ 15,916,141		$ 1,500,582
Accounts receivable, net	2,662,752	2,843,148		2,098,982
Inventory	758,189	639,945		378,769
Prepaid expenses and other current assets	1,571,197	1,846,870		148,207
Total current assets	16,552,457	21,246,104		4,126,540
Property and equipment, net	2,994,769	2,404,402		3,356,595
Right-of-use assets, net	8,775,016	9,283,222
Other assets	262,913	262,913		154,797
Total assets	28,585,155	33,196,641		7,637,932
Current liabilities:
Accounts payable	1,309,656	2,101,572		955,648
Accrued expenses	4,906,746	3,706,094		3,078,578
Revolving line of credit				587,816
Subordinated loan and security agreement				968,493
Equipment financing obligation	57,839	58,973		55,333
Finance lease liabilities	898,027	1,008,587		926,104
Operating lease liabilities	329,767	215,043
Total current liabilities	7,502,035	7,090,269		6,571,972
Subordinated loan and security agreement, net of current portion				6,589,563
Equipment financing obligation, net of current portion	171,984	185,645		244,617
Finance lease liabilities, net of current portion	1,917,877	2,081,410		866,853
Operating lease liabilities, net of current portion	5,452,282	5,525,562
Subordinated notes				7,331,254
Senior Convertible notes	14,478,000	13,651,000
Subordinated Convertible note	12,079,380	10,355,681
Earnout liability	11,310,000	12,810,000
Warrant liability	2,834,062	1,991,503		562,244
Deferred rent				57,741
Total noncurrent liabilities	48,243,585	46,600,801		15,652,272
Total liabilities	55,745,620	53,691,070		22,224,244
Commitments and contingencies
Stockholders' deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized at March 31, 2023 and December 31, 2022; no shares issued and outstanding
Common stock, $0.0001 par value, 100,000,000; 16,037,360 and 16,041,464 shares issued and outstanding at March 31, 2023 and December 31, 2022 respectively	1,604	1,604		2,456
Additional paid-in capital	190,524,697	190,298,562		150,425,960
Accumulated deficit	(217,686,766)	(210,794,595)		(203,649,275)
Total stockholders' deficit	(27,160,465)	(20,494,429)	$ (56,201,592)	(53,220,859)	$ (47,248,164)
Total liabilities and stockholders' deficit	$ 28,585,155	$ 33,196,641		$ 7,637,932